UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/12

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    10 May 2012
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		140

Form 13F Information Table Value Total:	              $403,889   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      363 27794.000SH       Sole                27794.000
AT&T Corp.                     COM              00206r102     2275 72835.827SH       Sole                72835.827
Abbott Laboratories            COM              002824100     1408 22980.081SH       Sole                22980.081
Access Plans Inc.              COM              00434j104       68 21000.000SH       Sole                21000.000
Allergan, Inc.                 COM              018490102      278 2910.000 SH       Sole                 2910.000
Altria Group, Inc.             COM              718154107     3301 106924.000SH      Sole               106924.000
Ameramex Int'l                 COM              02356P100        6 455010.000SH      Sole               455010.000
AmeriGas Partners LP           COM              030975106     1299 32046.840SH       Sole                32046.840
American Electric Power        COM              025537101      294 7610.000 SH       Sole                 7610.000
American Express               COM              025816109      871 15058.852SH       Sole                15058.852
American Natl Ins Co.          COM              028591105     5579 76933.322SH       Sole                76933.322
Anadarko Petroleum Corp.       COM              032511107      232 2958.000 SH       Sole                 2958.000
Apache Corp                    COM              037411105      798 7950.000 SH       Sole                 7950.000
Apollo Investment Corp         COM              03761U106      120 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100     1810 3019.000 SH       Sole                 3019.000
BB&T Corporation               COM              054937107     2525 80450.000SH       Sole                80450.000
Bank of America                COM              060505104      751 78449.000SH       Sole                78449.000
Barrick Gold Corp              COM              067901108    10249 235715.000SH      Sole               235715.000
Baxter Intl. Inc.              COM              071813109      255 4270.000 SH       Sole                 4270.000
Baytex Energy Trust            COM              071813109      259 5000.000 SH       Sole                 5000.000
Becton Dickinson & Company     COM              075887109      282 3628.000 SH       Sole                 3628.000
Berkshire Hathaway Class B     COM              084670702    14068 173358.000SH      Sole               173358.000
BlackRock Ecosolutions Investm COM              092546100      349 35100.000SH       Sole                35100.000
Blue Gem Enterprise            COM              09548T106        1 243851.000SH      Sole               243851.000
Boeing                         COM              097023105      797 10715.000SH       Sole                10715.000
Bristol Myers Squibb           COM              110122108     7932 235033.000SH      Sole               235033.000
C.R. Bard Inc                  COM              067383109      217 2200.000 SH       Sole                 2200.000
Canadian National Railway Co   COM              136375102      465 5850.000 SH       Sole                 5850.000
Caterpillar Inc Del Com        COM              149123101    12449 116868.000SH      Sole               116868.000
Central Fund of Canada Limited COM              153501101     1134 51650.000SH       Sole                51650.000
Chevron Texaco                 COM              166764100     4558 42518.000SH       Sole                42518.000
Church & Dwight Co Inc         COM              171340102      271 5500.000 SH       Sole                 5500.000
Claymore/BNY BRIC              COM              18383M100      307 7775.000 SH       Sole                 7775.000
ClearBridge Energy MLP         COM              184692101      236 10000.000SH       Sole                10000.000
Coca Cola                      COM              191216100     6887 93049.965SH       Sole                93049.965
Colgate Palmolive              COM              194162103      927 9480.000 SH       Sole                 9480.000
Colonial Bancgroup  Inc.       COM              195493309        0 29586.000SH       Sole                29586.000
ConocoPhillips                 COM              20825C104    13509 177725.544SH      Sole               177725.544
Constellation Brands           COM              21036P108      554 23470.000SH       Sole                23470.000
Csx Corporation                COM              126408103     4507 209454.000SH      Sole               209454.000
Deere & Company                COM              244199105     3033 37486.000SH       Sole                37486.000
Diageo PLC New ADR             COM              25243Q205      495 5128.000 SH       Sole                 5128.000
Duke Energy Corp.              COM              26441c105     7984 379988.000SH      Sole               379988.000
E I Dupont De Nemour           COM              263534109     1635 30914.788SH       Sole                30914.788
EMC Corporation                COM              268648102     2785 93214.000SH       Sole                93214.000
Emerson Electric               COM              291011104    12806 245410.592SH      Sole               245410.592
Express Scripts, Inc           COM              30219g108     7305 134825.000SH      Sole               134825.000
Exxon Mobil Corp               COM              30231g102    10612 122359.000SH      Sole               122359.000
Federal Mogul Corporation      COM              313549107        0 50000.000SH       Sole                50000.000
Flowers Foods, Inc.            COM              343496105      660 32396.000SH       Sole                32396.000
Freeport-McMoRan Copper & Gold COM              35671D857     3517 92456.000SH       Sole                92456.000
Genco Shipping                 COM              Y2685T107      215 33825.000SH       Sole                33825.000
General Dynamics               COM              369550108     5381 73336.000SH       Sole                73336.000
General Electric               COM              369604103    10324 514413.935SH      Sole               514413.935
General Mills                  COM              370334104     1281 32482.000SH       Sole                32482.000
General Signal Corp.           COM              367220100        3 10000.000SH       Sole                10000.000
Genuine Parts                  COM              372460105      405 6450.000 SH       Sole                 6450.000
H J Heinz                      COM              423074103     6312 117878.887SH      Sole               117878.887
HEICO Corp.                    COM              422806109     1610 31202.000SH       Sole                31202.000
Hawaiian Electric Ind.         COM              419870100     2602 102659.000SH      Sole               102659.000
Home Depot                     COM              437076102     1790 35588.000SH       Sole                35588.000
Honeywell Inc.                 COM              438516106     1868 30595.000SH       Sole                30595.000
Hospital Corp Of America       COM              422915108      253 10216.000SH       Sole                10216.000
ING Emerging Markets High Divi COM              45685X104      160 10000.000SH       Sole                10000.000
Illinois Tool Works, Inc.      COM              452308109      991 17358.000SH       Sole                17358.000
InVivo Therapeutics Holdings C COM              46186M100       25 10000.000SH       Sole                10000.000
Intel Corporation              COM              458140100     7297 259547.602SH      Sole               259547.602
International Business Machine COM              459200101    10236 49056.219SH       Sole                49056.219
Ireland, Inc.                  COM              46267t206       27 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100     1179 25635.000SH       Sole                25635.000
Johnson & Johnson              COM              478160104    16536 250697.177SH      Sole               250697.177
Johnson Controls               COM              478366107     3903 120152.000SH      Sole               120152.000
Kinder Morgan Energy Partners  COM              494550106     2567 31027.075SH       Sole                31027.075
Kraft Foods, Inc.              COM              50075n104     3277 86208.000SH       Sole                86208.000
McDonald's Corp.               COM              580135101    11926 121571.022SH      Sole               121571.022
Medgenics, Inc.                COM              58436Q203       53 10000.000SH       Sole                10000.000
Merck & Co. Inc.               COM              589331107      872 22715.000SH       Sole                22715.000
Microsoft Corporation          COM              594918104     4384 135928.001SH      Sole               135928.001
Minnesota Mining Mfg           COM              88579y101     6572 73668.000SH       Sole                73668.000
Monsanto Company               COM              61166W101     1091 13680.000SH       Sole                13680.000
NFJ Dividend                   COM              65337H109      268 15000.000SH       Sole                15000.000
National Retail Properties, In COM              202218103      271 9950.000 SH       Sole                 9950.000
Nike Inc Cl B                  COM              654106103     1787 16475.000SH       Sole                16475.000
Nordstrom, Inc.                COM              655664100     1689 30307.000SH       Sole                30307.000
Norfolk Southern Corp.         COM              655844108     1817 27600.000SH       Sole                27600.000
Occidental Petroleum           COM              674599105     1573 16522.000SH       Sole                16522.000
Oracle Corporation             COM              68389X105     3030 103913.000SH      Sole               103913.000
P P G Industries Inc.          COM              693506107      230 2400.000 SH       Sole                 2400.000
PROLOR Biotech, Inc.           COM              74344F106      271 45950.000SH       Sole                45950.000
Patriot Transportation Holding COM              70337B102     5908 253668.000SH      Sole               253668.000
Penn West Energy Trust         COM              707885109      248 12650.000SH       Sole                12650.000
Pepsico Inc.                   COM              713448108    11931 179825.499SH      Sole               179825.499
Pfizer                         COM              717081103     3518 155364.000SH      Sole               155364.000
Philip Morris International    COM              718172109     5809 65561.000SH       Sole                65561.000
Piedmont Natural Gas Co.       COM              720186105     2348 75573.000SH       Sole                75573.000
Pioneer Natural Resources      COM              723787107      518 4642.000 SH       Sole                 4642.000
Potash Corp. of Saskatchewan,  COM              73755L107      645 14124.000SH       Sole                14124.000
Procter & Gamble               COM              742718109    11714 174286.000SH      Sole               174286.000
Qualcomm Inc.                  COM              747525103      267 3930.000 SH       Sole                 3930.000
Regency Centers Corporation    COM              758939102      468 10520.000SH       Sole                10520.000
Regions Financial Corp.        COM              7591ep100       95 14482.000SH       Sole                14482.000
Royal Dutch Petroleum          COM              780257804     1404 20013.000SH       Sole                20013.000
S&P 400 MidCap SPDRs           COM              78467Y107     7296 40374.000SH       Sole                40374.000
Schlumberger Limited           COM              806857108     1818 25995.000SH       Sole                25995.000
Southern Company               COM              842587107    12299 273730.000SH      Sole               273730.000
Spectra Energy Corp.           COM              847560109     5760 182568.000SH      Sole               182568.000
St Jude Medical Inc            COM              790849103      700 15800.000SH       Sole                15800.000
Stryker Corp Com               COM              863667101      494 8909.000 SH       Sole                 8909.000
Sysco Corporation              COM              871829107      475 15905.000SH       Sole                15905.000
Target Inc.                    COM              87612E106      581 9975.000 SH       Sole                 9975.000
Thermoenergy Corp.             COM              883906406        9 49000.000SH       Sole                49000.000
Tidewater Inc.                 COM              886423102      567 10500.000SH       Sole                10500.000
Total Fina SA ADR              COM              89151E109      204 4000.000 SH       Sole                 4000.000
United Technologies Corp.      COM              913017109     2298 27706.000SH       Sole                27706.000
Vanguard Index Small-Cap Growt COM              922908595      470 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611      911 12950.000SH       Sole                12950.000
Vanguard Mid-Cap VIPERs        COM              922908629      710 8700.000 SH       Sole                 8700.000
Verizon Communications         COM              92343V104     3484 91120.004SH       Sole                91120.004
Vodafone Corp.                 COM              92857w209     1932 69837.000SH       Sole                69837.000
Vulcan Materials Company       COM              929160109     6033 141183.000SH      Sole               141183.000
Wal-Mart Stores                COM              931142103     1273 20800.000SH       Sole                20800.000
Walgreen Co                    COM              931422109      351 10485.000SH       Sole                10485.000
Walt Disney                    COM              254687106     1766 40342.000SH       Sole                40342.000
WellPoint Inc.                 COM              94973V107     1117 15140.000SH       Sole                15140.000
Wells Fargo & Co.              COM              949746101     5943 174085.961SH      Sole               174085.961
Weyerhaeuser Co.               COM              962166104     3826 174533.000SH      Sole               174533.000
Yum! Brands, Inc.              COM              895953107      618 8683.497 SH       Sole                 8683.497
iShares MSCI Emerg Mkts Index  COM              464287234      942 21935.000SH       Sole                21935.000
iShares MSCI Australia Index   COM              464286103     4606 195925.000SH      Sole               195925.000
iShares MSCI Brazil Index Fund COM              464286400     4495 69525.000SH       Sole                69525.000
streetTRACKS Gold Shares       COM              78463V107     1297 8000.000 SH       Sole                 8000.000
Alabama Power 5.20% Div Qualif PFD              010392595      566    21950 SH       Sole                    21950
Goldman Sachs Group 6.20% Div. PFD              38144x500     1520    60800 SH       Sole                    60800
Goldman Sachs Group Floating R PFD              38143Y665     3998   206000 SH       Sole                   206000
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      478    18800 SH       Sole                    18800
JPM Chase Capital XXVI  8.00%  PFD              48124g104      249     9600 SH       Sole                     9600
JPM Chase Series S 6.625%      PFD              48123a207     1012    40050 SH       Sole                    40050
Metlife Inc. Floating Rate     PFD              59156R504     9107   371408 SH       Sole                   371408
Wells Fargo Cap XII  7.875%    PFD              94985V202     2429    93350 SH       Sole                    93350
AGIC Convertible & Income Fund COM              65370F101      281    29590 SH       Sole                    29590
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